Securities - Amortized Cost and Fair Value of Available-For-Sale Securities Portfolio (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	$ 17,532	$ 18,130
Gross Unrealized Gains	204	402
Gross Unrealized Losses	97	16
Fair Value	17,639	18,516
Mortgage-backed securities - residential [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	1,399	1,475
Gross Unrealized Gains	87	198
Gross Unrealized Losses
Fair Value	1,486	1,673
Collateralized mortgage obligations [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	9,698	16,655
Gross Unrealized Gains	117	204
Gross Unrealized Losses	13	16
Fair Value	9,802	16,843
Corporate debt [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	4,429
Gross Unrealized Gains
Gross Unrealized Losses	64
Fair Value	4,365
State and municipal [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	2,006
Gross Unrealized Gains
Gross Unrealized Losses	20
Fair Value	$ 1,986